Fair Value Disclosures - Reconciliations of Fair Value Measurements Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Natural Gas [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ (15)	$ (23)
Included in income
Included in accumulated other comprehensive loss
Included in regulatory liabilities	(2)	(10)
Purchases
Issuances
Settlements	13	18
Transfers in (out) of level 3
Ending Balance	(4)	(15)
Life Insurance Contracts [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	17	19
Included in income	4	6
Included in accumulated other comprehensive loss
Included in regulatory liabilities
Purchases
Issuances	(3)	(3)
Settlements		(5)
Transfers in (out) of level 3
Ending Balance	18	17
Capacity [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance
Included in income
Included in accumulated other comprehensive loss
Included in regulatory liabilities	(3)
Purchases
Issuances
Settlements
Transfers in (out) of level 3
Ending Balance	$ (3)